POST-EMPLOYMENT BENEFITS - Sensitivity of Key Assumptions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Discount rate
Defined benefit obligation
Increase (decrease) in accrued benefit obligation due to reasonably possible increase in actuarial assumption	$ (251)	$ (279)
Increase (decrease) in accrued benefit obligation due to reasonably possible decrease in actuarial assumption	$ 285	$ 319
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%	0.50%
Rate of future compensation increase
Defined benefit obligation
Increase (decrease) in accrued benefit obligation due to reasonably possible increase in actuarial assumption	$ 17	$ 20
Increase (decrease) in accrued benefit obligation due to reasonably possible decrease in actuarial assumption	$ (17)	$ (20)
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Mortality rate
Defined benefit obligation
Increase (decrease) in accrued benefit obligation due to reasonably possible increase in actuarial assumption	$ 67	$ 76
Increase (decrease) in accrued benefit obligation due to reasonably possible decrease in actuarial assumption	$ (72)	$ (80)
Duration of reasonably possible increase in actuarial assumption (in years)	1 year	1 year
Duration of reasonably possible decrease in actuarial assumption (in years)	1 year	1 year